Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
Cash at bank
- USD deposits	1,645,948	688,579
- RMB deposits	57,595	66,012
- Australian Dollar deposits	3,337	3,222
Cash equivalents	-	190,952
	1,706,880	948,765